Nonrecourse Debt, at Fair Value - Summary of Nonrecourse Debt at Fair Value (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Nonrecourse MSR financing liability, at fair value	$ 60,562	$ 142,435
Nonrecourse commercial loan financing liability	105,291	107,744
Fair value adjustments	(642,668)	39,379
Total nonrecourse debt, at fair value	7,343,177	6,111,242
Nonrecourse
Debt Instrument [Line Items]
Unpaid Principal Balance	$ 7,819,992	5,821,684
Securitization of performing / nonperforming HECM loans
Debt Instrument [Line Items]
Issue Date	July 2020 - August 2022
Final Maturity Date	July 2030 - August 2032
Original Issue Amount	$ 2,250,554
Securitization of performing / nonperforming HECM loans | Nonrecourse
Debt Instrument [Line Items]
Unpaid Principal Balance	$ 953,336	922,970
Securitization of performing / nonperforming HECM loans | Minimum
Debt Instrument [Line Items]
Interest Rate	0.88%
Securitization of performing / nonperforming HECM loans | Maximum
Debt Instrument [Line Items]
Interest Rate	9.32%
Securitization of non-agency reverse loans
Debt Instrument [Line Items]
Issue Date	May 2018 - December 2022
Final Maturity Date	March 2050 - November 2069
Original Issue Amount	$ 8,363,562
Securitization of non-agency reverse loans | Nonrecourse
Debt Instrument [Line Items]
Unpaid Principal Balance	$ 6,598,145	4,630,203
Securitization of non-agency reverse loans | Minimum
Debt Instrument [Line Items]
Interest Rate	1.75%
Securitization of non-agency reverse loans | Maximum
Debt Instrument [Line Items]
Interest Rate	4.50%
Securitization of Fix & Flip loans
Debt Instrument [Line Items]
Issue Date	April 2021
Final Maturity Date	May 2025
Original Issue Amount	$ 268,511
Securitization of Fix & Flip loans | Nonrecourse
Debt Instrument [Line Items]
Unpaid Principal Balance	$ 268,511	$ 268,511
Securitization of Fix & Flip loans | Minimum
Debt Instrument [Line Items]
Interest Rate	2.10%
Securitization of Fix & Flip loans | Maximum
Debt Instrument [Line Items]
Interest Rate	5.40%